UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3694

                    OPPENHEIMER GOLD & SPECIAL MINERALS FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                          Date of fiscal year end: JUNE

                      Date of reporting period: 06/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Yamana Gold, Inc.                                                           4.9%
--------------------------------------------------------------------------------
First Quantum Minerals Ltd.                                                 4.7
--------------------------------------------------------------------------------
Goldcorp, Inc.                                                              4.2
--------------------------------------------------------------------------------
Glamis Gold Ltd.                                                            4.1
--------------------------------------------------------------------------------
Barrick Gold Corp.                                                          3.5
--------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                                     3.3
--------------------------------------------------------------------------------
Kinross Gold Corp.                                                          3.2
--------------------------------------------------------------------------------
IAMGOLD Corp.                                                               3.0
--------------------------------------------------------------------------------
Randgold Resources Ltd., ADR                                                3.0
--------------------------------------------------------------------------------
Gammon Lake Resources, Inc.                                                 2.4

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

For up-to-date Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GEOGRAPHIC HOLDINGS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                      Canada                     58.7%
                      Australia                  11.4
                      United States              10.7
                      South Africa                7.1
                      United Kingdom              4.1
                      Jersey, Channel
                      Islands                     3.2
                      Hong Kong                   2.2
                      Bermuda                     1.5
                      Brazil                      1.1

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                  8 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JUNE 30, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. During its fiscal year ended June 30, 2006, Oppenheimer Gold & Special Minerals Fund produced higher returns than its benchmark, the MSCI World Index. We attribute the market's gains to a combination of strong global economic growth and rising geopolitical uncertainty, which boosted demand for precious and industrial metals, respectively, driving their prices higher. The Fund's strong relative performance was mainly the result of our investment process, in which we seek stocks of mining and production companies that, in our analysis, enjoy strong business fundamentals, including proven reserves, healthy balance sheets, talented management teams and strong earnings.

      For most of the reporting period, prices of gold, silver, copper, zinc, platinum, uranium and other commodities rose sharply. The Fund participated in the markets' strength by allocating approximately 80% of its assets to producers of gold and other precious metals and about 20% to producers of industrial metals. By the time the markets peaked in mid-May, the Fund's net asset value had expanded by more than 50%. The Fund received particularly strong contributions from companies engaged in the mining and production of gold, copper and zinc, including First Quantum Minerals Ltd., Glamis Gold Ltd., Goldcorp, Inc. and EuroZinc Mining Corp. Strong results from these holdings were only partially offset by weaker returns from silver and aluminum producers, such as Pan American Silver Corp., which were hindered by a relative glut of refining capacity.

      The commodities markets experienced a correction that began in mid-May 2006 and persisted through the end of the reporting period, causing the Fund to give back a portion of its previous gains. However, the Fund's focus on companies that we consider to be fundamentally strong helped to cushion the decline, effectively protecting the Fund from the full brunt of the market's weakness.

      Our outlook for metals prices and the prospect of miners and producers remains positive. We believe that favorable supply-and-demand factors will prove to be more sustainable than investors' concerns, which may help the gold and special minerals markets resume their rally.

      The Fund is non-diversified and may concentrate holdings into fewer securities or sectors. This increases volatility. Investments by the Fund in foreign securities involves additional expenses and special risks, such as currency fluctuations, foreign taxes and political and economic uncertainties.


                  9 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until June 30, 2006. In the case of Class A, B and C shares, performance is measured over a ten-year period. In the case of Class N shares, performance is measured from inception of the class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) World Index, an unmanaged index of issuers listed on the stock exchange of 20 countries and the U.S. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                  10 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Gold & Special Minerals Fund (Class A)

      Morgan Stanley Capital International (MSCI) World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                        Oppenheimer Gold &           Morgan Stanley Capital
                       Special Minerals Fund          International (MSCI)
  Date                      (Class A)                     World Index
6/30/1996                      9425                          10000
9/30/1996                      9338                          10145
12/31/1996                     9244                          10621
3/31/1997                      8924                          10663
6/30/1997                      8463                          12281
9/30/1997                      8610                          12644
12/31/1997                     6293                          12345
3/31/1998                      6970                          14125
6/30/1998                      5905                          14425
9/30/1998                      6287                          12708
12/31/1998                     6212                          15406
3/31/1999                      6131                          15969
6/30/1999                      6615                          16745
9/30/1999                      7844                          16510
12/31/1999                     7169                          19309
3/31/2000                      6127                          19521
6/30/2000                      6031                          18843
9/30/2000                      5750                          17910
12/31/2000                     6085                          16815
3/31/2001                      5903                          14667
6/30/2001                      6972                          15074
9/30/2001                      6895                          12918
12/31/2001                     7286                          14037
3/31/2002                      9419                          14124
6/30/2002                      9870                          12829
9/30/2002                      9434                          10482
12/31/2002                    10381                          11294
3/31/2003                      8917                          10736
6/30/2003                     10299                          12587
9/30/2003                     12988                          13209
12/31/2003                    16574                          15107
3/31/2004                     15766                          15518
6/30/2004                     13381                          15680
9/30/2004                     15401                          15538
12/31/2004                    15860                          17410
3/31/2005                     15596                          17236
6/30/2005                     15587                          17340
9/30/2005                     18257                          18569
12/31/2005                    20923                          19155
3/31/2006                     26106                          20442
6/30/2006                     26187                          20375

AVERAGE ANNUAL TOTAL RETURN OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 6/30/06

1-Year 58.34%     5-Year 28.77%     10-Year 10.11%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, LIFE AND 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 15 FOR FURTHER INFORMATION.


                  11 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Gold & Special Minerals Fund (Class B)

      Morgan Stanley Capital International (MSCI) World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                         Oppenheimer Gold &         Morgan Stanley Capital
                        Special Minerals Fund        International (MSCI)
  Date                       (Class B)                   World Index
6/30/1996                      10000                        10000
9/30/1996                       9887                        10145
12/31/1996                      9766                        10621
3/31/1997                       9412                        10663
6/30/1997                       8901                        12281
9/30/1997                       9043                        12644
12/31/1997                      6605                        12345
3/31/1998                       7300                        14125
6/30/1998                       6166                        14425
9/30/1998                       6556                        12708
12/31/1998                      6456                        15406
3/31/1999                       6364                        15969
6/30/1999                       6853                        16745
9/30/1999                       8115                        16510
12/31/1999                      7401                        19309
3/31/2000                       6309                        19521
6/30/2000                       6201                        18843
9/30/2000                       5899                        17910
12/31/2000                      6238                        16815
3/31/2001                       6033                        14667
6/30/2001                       7116                        15074
9/30/2001                       7028                        12918
12/31/2001                      7408                        14037
3/31/2002                       9560                        14124
6/30/2002                      10003                        12829
9/30/2002                       9562                        10482
12/31/2002                     10522                        11294
3/31/2003                       9038                        10736
6/30/2003                      10439                        12587
9/30/2003                      13164                        13209
12/31/2003                     16798                        15107
3/31/2004                      15979                        15518
6/30/2004                      13562                        15680
9/30/2004                      15610                        15538
12/31/2004                     16075                        17410
3/31/2005                      15807                        17236
6/30/2005                      15798                        17340
9/30/2005                      18505                        18569
12/31/2005                     21206                        19155
3/31/2006                      26459                        20442
6/30/2006                      26541                        20375

AVERAGE ANNUAL TOTAL RETURN OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 6/30/06

1-Year 61.67%     5-Year 29.14%     10-Year 10.25%


                  12 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Gold & Special Minerals Fund (Class C)

      Morgan Stanley Capital International (MSCI) World Index

                         Oppenheimer Gold &         Morgan Stanley Capital
                        Special Minerals Fund        International (MSCI)
  Date                       (Class C)                   World Index

6/30/1996                      10000                        10000
9/30/1996                       9887                        10145
12/31/1996                      9766                        10621
3/31/1997                       9413                        10663
6/30/1997                       8910                        12281
9/30/1997                       9045                        12644
12/31/1997                      6603                        12345
3/31/1998                       7297                        14125
6/30/1998                       6171                        14425
9/30/1998                       6561                        12708
12/31/1998                      6469                        15406
3/31/1999                       6369                        15969
6/30/1999                       6858                        16745
9/30/1999                       8125                        16510
12/31/1999                      7410                        19309
3/31/2000                       6320                        19521
6/30/2000                       6212                        18843
9/30/2000                       5911                        17910
12/31/2000                      6241                        16815
3/31/2001                       6043                        14667
6/30/2001                       7126                        15074
9/30/2001                       7031                        12918
12/31/2001                      7414                        14037
3/31/2002                       9567                        14124
6/30/2002                      10009                        12829
9/30/2002                       9544                        10482
12/31/2002                     10488                        11294
3/31/2003                       8991                        10736
6/30/2003                      10373                        12587
9/30/2003                      13053                        13209
12/31/2003                     16627                        15107
3/31/2004                      15782                        15518
6/30/2004                      13371                        15680
9/30/2004                      15368                        15538
12/31/2004                     15784                        17410
3/31/2005                      15497                        17236
6/30/2005                      15462                        17340
9/30/2005                      18073                        18569
12/31/2005                     20686                        19155
3/31/2006                      25761                        20442
6/30/2006                      25789                        20375

AVERAGE ANNUAL TOTAL RETURN OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 6/30/06

1-Year 65.79%     5-Year 29.33%     10-Year 9.94%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, LIFE AND 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 15 FOR FURTHER INFORMATION.


                  13 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Gold & Special Minerals Fund (Class N)

      Morgan Stanley Capital International (MSCI) World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                         Oppenheimer Gold &         Morgan Stanley Capital
                        Special Minerals Fund        International (MSCI)
   Date                      (Class N)                   World Index

 3/1/2001                      10000                        10000
3/31/2001                       9199                         9345
6/30/2001                      10856                         9604
9/30/2001                      10724                         8231
12/31/2001                     11303                         8944
3/31/2002                      14626                         8999
6/30/2002                      15304                         8174
9/30/2002                      14626                         6678
12/31/2002                     16083                         7196
3/31/2003                      13810                         6840
6/30/2003                      15943                         8020
9/30/2003                      20080                         8416
12/31/2003                     25599                         9625
3/31/2004                      24339                         9887
6/30/2004                      20630                         9990
9/30/2004                      23733                         9900
12/31/2004                     24406                        11093
3/31/2005                      23981                        10982
6/30/2005                      23954                        11048
9/30/2005                      28046                        11831
12/31/2005                     32116                        12205
3/31/2006                      40054                        13024
6/30/2006                      40152                        12982

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 6/30/06

1-Year 66.62%     5-Year 29.90%     Since Inception (3/1/01) 29.79%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, LIFE AND 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 15 FOR FURTHER INFORMATION.


                  14 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 7/19/83. The Fund's maximum sales charge for Class A shares was higher prior to 4/1/91, so actual performance may have been lower. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. The ending account value shown in the graph is net of the applicable 1% contingent deferred sales charge. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the contingent


                  15 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES
--------------------------------------------------------------------------------

deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  16 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                  17 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                               BEGINNING          ENDING             EXPENSES
                               ACCOUNT            ACCOUNT            PAID DURING
                               VALUE              VALUE              6 MONTHS ENDED
                               (1/1/06)           (6/30/06)          JUNE 30, 2006
----------------------------------------------------------------------------------------
Class A Actual                 $1,000.00          $1,251.60          $ 6.38
----------------------------------------------------------------------------------------
Class A Hypothetical            1,000.00           1,019.14            5.72
----------------------------------------------------------------------------------------
Class B Actual                  1,000.00           1,246.40           10.96
----------------------------------------------------------------------------------------
Class B Hypothetical            1,000.00           1,015.08            9.84
----------------------------------------------------------------------------------------
Class C Actual                  1,000.00           1,246.70           10.46
----------------------------------------------------------------------------------------
Class C Hypothetical            1,000.00           1,015.52            9.39
----------------------------------------------------------------------------------------
Class N Actual                  1,000.00           1,250.20            7.78
----------------------------------------------------------------------------------------
Class N Hypothetical            1,000.00           1,017.90            6.98

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2006 are as follows:

CLASS             EXPENSE RATIOS
--------------------------------
Class A                1.14%
--------------------------------
Class B                1.96
--------------------------------
Class C                1.87
--------------------------------
Class N                1.39

--------------------------------------------------------------------------------


                  18 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS  June 30, 2006
--------------------------------------------------------------------------------

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.7%
--------------------------------------------------------------------------------
ENERGY--4.6%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.7%
Hercules Offshore, Inc. 1                             162,242       $  5,678,470
--------------------------------------------------------------------------------
OIL & GAS--3.9%
Cameco Corp. 2                                        315,100         12,594,547
--------------------------------------------------------------------------------
Denison Mines, Inc. 1                                 280,000          3,323,479
--------------------------------------------------------------------------------
Paladin Resources Ltd. 1                            4,400,000         13,503,839
--------------------------------------------------------------------------------
SXR Uranium One, Inc. 1                               440,000          3,255,756
                                                                    ------------
                                                                      32,677,621

--------------------------------------------------------------------------------
INDUSTRIALS--0.9%
--------------------------------------------------------------------------------
MACHINERY--0.9%
Dynamic Materials
Corp.                                                 223,900          7,552,147
--------------------------------------------------------------------------------
MATERIALS--93.2%
--------------------------------------------------------------------------------
CHEMICALS--0.0%
Ocean Grand
Chemicals
Holdings Ltd.                                       2,000,000            321,904
--------------------------------------------------------------------------------
METALS & MINING--93.2%
Aber Diamond Corp.                                     30,000            931,500
--------------------------------------------------------------------------------
Agnico-Eagle
Mines Ltd. 2,3                                        832,100         27,525,868
--------------------------------------------------------------------------------
Alamos Gold, Inc. 1                                 1,076,800          8,681,537
--------------------------------------------------------------------------------
Amerigo Resources
Ltd.                                                1,940,000          3,979,755
--------------------------------------------------------------------------------
Angang New Steel
Co. Ltd.                                            2,004,000          1,896,579
--------------------------------------------------------------------------------
AngloGold Ashanti
Ltd., Sponsored ADR 3                                 250,000         12,030,000
--------------------------------------------------------------------------------
Anvil Mining Ltd. 1                                   440,000          2,877,363
--------------------------------------------------------------------------------
Aquarius
Platinum Ltd. 3                                       816,541         12,155,177
--------------------------------------------------------------------------------
Aurizon Mines Ltd. 1                                1,060,000          2,943,653
--------------------------------------------------------------------------------
Avocet Mining plc 1                                 1,550,000          4,786,693
--------------------------------------------------------------------------------
Ballarat
Goldfields NL 1                                    16,000,000          3,341,451
--------------------------------------------------------------------------------
Barrick Gold Corp. 3                                  986,815         29,209,724
--------------------------------------------------------------------------------
Bema Gold Corp. 1,4                                 3,000,000         14,969,094
--------------------------------------------------------------------------------
Bema Gold Corp. 1,4                                   250,000          1,255,000

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
BeMaX
Resources NL 1                                      6,500,000       $  1,332,420
--------------------------------------------------------------------------------
Bendigo Mining Ltd. 1                               2,000,000          2,556,271
--------------------------------------------------------------------------------
Breakwater
Resources Ltd. 1                                    5,223,500          5,802,329
--------------------------------------------------------------------------------
Canadian
Royalties, Inc. 1                                     235,000            397,877
--------------------------------------------------------------------------------
Centerra Gold, Inc. 1                                 912,000          9,395,324
--------------------------------------------------------------------------------
China Special Steel
Holdings Co. Ltd.                                   3,620,000            848,332
--------------------------------------------------------------------------------
Coeur d'Alene
Mines Corp. 1,3                                     2,383,800         11,466,078
--------------------------------------------------------------------------------
Companhia Vale do
Rio Doce, ADR 3                                       380,000          9,135,200
--------------------------------------------------------------------------------
Consolidated
Minerals Ltd.                                       1,894,018          2,491,184
--------------------------------------------------------------------------------
Constellation
Copper Corp. 1                                      1,000,000          2,275,374
--------------------------------------------------------------------------------
Crew Gold Corp. 1                                     830,000          1,724,984
--------------------------------------------------------------------------------
Cumberland
Resources Ltd. 1                                      200,000            944,191
--------------------------------------------------------------------------------
DRDGOLD Ltd.,
Sponsored ADR                                       4,364,467          5,979,320
--------------------------------------------------------------------------------
Eldorado Gold Corp. 1                               3,926,000         19,062,008
--------------------------------------------------------------------------------
European
Goldfields Ltd. 1                                   1,042,300          3,081,242
--------------------------------------------------------------------------------
EuroZinc
Mining Corp. 1                                      1,600,000          3,855,594
--------------------------------------------------------------------------------
First Quantum
Minerals Ltd.                                         883,800         39,617,802
--------------------------------------------------------------------------------
Freeport-McMoRan
Copper & Gold, Inc.,
Cl. B 3                                               120,400          6,671,364
--------------------------------------------------------------------------------
Frontera
Copper Corp. 1                                        924,000          3,890,352
--------------------------------------------------------------------------------
Fujian Zijin Mining
Industry Co. Ltd.                                  15,000,000          7,565,815
--------------------------------------------------------------------------------
Gammon Lake
Resources, Inc. 1                                   1,504,800         20,638,259
--------------------------------------------------------------------------------
Glamis Gold Ltd. 1,2                                  917,200         34,725,192
--------------------------------------------------------------------------------
Glencairn Gold Corp. 1                                780,000            524,053


                  19 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Gold Fields Ltd.,
Sponsored ADR 2,3                                     765,400       $ 17,527,660
--------------------------------------------------------------------------------
Goldcorp, Inc. 2                                    1,160,000         35,055,200
--------------------------------------------------------------------------------
Golden Star
Resources Ltd. 1                                    4,435,000         13,127,600
--------------------------------------------------------------------------------
Harmony Gold
Mining Co. Ltd.,
Sponsored ADR 1                                       632,000         10,295,280
--------------------------------------------------------------------------------
Hecla Mining Co. 1,3                                3,013,300         15,819,825
--------------------------------------------------------------------------------
High River Gold
Mines Ltd. 1                                        5,088,800         10,484,852
--------------------------------------------------------------------------------
Highland Gold
Mining Ltd. 1                                         350,000          1,487,000
--------------------------------------------------------------------------------
IAMGOLD Corp. 2                                     2,822,300         25,118,470
--------------------------------------------------------------------------------
Impala Platinum
Holdings Ltd.                                          97,934         18,027,232
--------------------------------------------------------------------------------
Imperials Metals
Corp. 1                                               494,000          3,544,692
--------------------------------------------------------------------------------
Independence
Group NL                                            2,100,000          4,244,600
--------------------------------------------------------------------------------
International Royalty
Corp. 1                                               400,000          1,605,303
--------------------------------------------------------------------------------
Ivanhoe Mines Ltd. 1                                  150,000          1,023,000
--------------------------------------------------------------------------------
JSC Mining &
Metallurgical Co.
Norilsk Nickel, ADR                                    86,000         11,051,000
--------------------------------------------------------------------------------
Kagara Zinc Ltd. 1                                    769,230          2,388,045
--------------------------------------------------------------------------------
Kimberley
Diamond Co. NL 1                                    6,448,900          5,942,317
--------------------------------------------------------------------------------
Kingsgate
Consolidated Ltd.                                   1,650,000          6,302,249
--------------------------------------------------------------------------------
Kinross Gold Corp. 1                                2,468,890         26,886,212
--------------------------------------------------------------------------------
Lihir Gold Ltd. 1                                   7,046,000         15,578,649
--------------------------------------------------------------------------------
Lingbao Gold Co.
Ltd., Cl. H                                         8,500,000          8,467,668
--------------------------------------------------------------------------------
Lonmin plc                                            260,000         13,524,789
--------------------------------------------------------------------------------
Merafe
Resources Ltd. 1                                    3,736,400            359,570
--------------------------------------------------------------------------------
Meridian Gold, Inc. 1,3                               430,000         13,622,400

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Metallica
Resources, Inc. 1,5                                 1,559,600       $  4,764,164
--------------------------------------------------------------------------------
Metorex Ltd. 1                                        960,310          1,500,066
--------------------------------------------------------------------------------
Mincor Resources NL                                 3,500,000          2,466,315
--------------------------------------------------------------------------------
Murchison
Metals Ltd. 1                                       1,300,000            671,393
--------------------------------------------------------------------------------
Newmont Mining
Corp. (Holding Co.) 3                                 184,005          9,739,385
--------------------------------------------------------------------------------
Northern Orion
Resources, Inc. 1                                   1,250,000          6,136,343
--------------------------------------------------------------------------------
NovaGold
Resources, Inc. 1                                     415,700          5,329,274
--------------------------------------------------------------------------------
Oceana Gold Ltd. 1                                  3,700,000          2,295,814
--------------------------------------------------------------------------------
Oxus Gold plc 1                                     2,905,298          2,820,573
--------------------------------------------------------------------------------
Pan American
Silver Corp. 1                                        628,541         11,307,453
--------------------------------------------------------------------------------
Perilya Ltd.                                        4,217,467          7,490,281
--------------------------------------------------------------------------------
Randgold
Resources Ltd., ADR 1                               1,190,000         24,990,000
--------------------------------------------------------------------------------
Red Back Mining, Inc. 1                             1,020,000          3,188,928
--------------------------------------------------------------------------------
Resolute Mining Ltd. 1                              2,225,000          2,904,195
--------------------------------------------------------------------------------
Rio Narcea Gold
Mines Ltd. 1                                          500,000            980,919
--------------------------------------------------------------------------------
Royal Gold, Inc. 2                                    523,057         14,551,446
--------------------------------------------------------------------------------
Sally Malay
Mining Ltd. 1                                       2,436,492          2,149,699
--------------------------------------------------------------------------------
Scarborough
Minerals plc 1                                      2,066,115          2,296,999
--------------------------------------------------------------------------------
SEMAFO, Inc. 1                                      2,596,300          5,163,295
--------------------------------------------------------------------------------
Shore Gold, Inc. 1                                    986,400          4,391,658
--------------------------------------------------------------------------------
Silver Standard
Resources, Inc. 1,3                                   120,000          2,400,000
--------------------------------------------------------------------------------
Silver Wheaton
Corp. 1,3                                             728,600          6,853,265
--------------------------------------------------------------------------------
Silvercorp Metals, Inc. 1                             620,000          7,997,850
--------------------------------------------------------------------------------
Sino Gold Ltd. 1                                    1,550,000          5,785,510
--------------------------------------------------------------------------------
Stillwater Mining Co. 1,3                             255,000          3,233,400
--------------------------------------------------------------------------------
Straits Resources Ltd.                                900,000          2,663,980
--------------------------------------------------------------------------------
Taseko Mines Ltd. 1                                 2,707,700          6,931,712
--------------------------------------------------------------------------------
Yamana Gold, Inc. 1                                 4,220,100         41,433,572


                  20 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Zinifex Ltd.                                        1,550,000       $ 11,638,052
                                                                    ------------
                                                                     786,123,113
                                                                    ------------
Total Common Stocks
(Cost $681,226,089)                                                  832,353,255

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Nevsun Resources Ltd.
Wts., Exp. 12/19/08 1
(Cost $117,814)                                        70,000             34,943

                                                    PRINCIPAL              VALUE
                                                       AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.7%
--------------------------------------------------------------------------------
Undivided interest of 0.36% in joint
repurchase agreement (Principal Amount/
Value $1,732,960,000, with a maturity
value of $1,733,645,963) with UBS Warburg
LLC, 4.75%, dated 6/30/06, to be repurchased
at $6,225,463 on 7/3/06, collateralized by
Federal National Mortgage Assn.,
4.50%-5%, 3/1/20-4/1/35, with a value
of $620,732,225 and Federal Home
Loan Mortgage Corp., 5.50%,
5/1/35-6/1/36, with a value
of $1,151,835,293
(Cost $6,223,000)                                  $6,223,000       $  6,223,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $687,566,903)                                      99.4%       838,611,198
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                        0.6          5,067,719
                                                   -----------------------------
NET ASSETS                                              100.0%      $843,678,917
                                                   =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                         CONTRACTS      EXPIRATION      EXERCISE        PREMIUM           VALUE
                                   SUBJECT TO CALL           DATES         PRICE       RECEIVED      SEE NOTE 6
----------------------------------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                        500         8/21/06        $40.00       $ 70,998        $ 32,500
Agnico-Eagle Mines Ltd.                        500         7/24/06         40.00         53,148           7,500
Cameco Corp.                                   500         7/24/06         45.00         81,997          15,000
Glamis Gold Ltd.                               500         7/24/06         45.00         48,498           7,500
Gold Fields Ltd., Sponsored ADR                500         7/24/06         25.00         46,999          20,000
Goldcorp, Inc.                                 500         7/24/06         35.00         46,999           5,000
IAMGOLD Corp.                                1,000         9/18/06         12.50         32,749              --
Royal Gold, Inc.                               500         7/24/06         30.00         88,892          30,000
Royal Gold, Inc.                             1,500         7/24/06         35.00         89,322          15,000
                                                                                       ------------------------
                                                                                       $559,602        $132,500
                                                                                       ========================


                  21 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

3. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:

                                          CONTRACTS     EXPIRATION     EXERCISE         PREMIUM          VALUE
                                     SUBJECT TO PUT          DATES        PRICE        RECEIVED     SEE NOTE 6
---------------------------------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                         500        7/24/06       $30.00      $   48,498       $ 25,000
AngloGold Ashanti Ltd.,
Sponsored ADR                                   500        7/24/06        40.00          40,749          5,000
Barrick Gold Corp.                              500        7/24/06        30.00          70,998         52,500
Coeur d'Alene Mines Corp.                     1,000        7/24/06         5.00          59,998         35,000
Companhia Vale do Rio Doce, ADR                 500        7/24/06        22.50          80,997         20,000
Freeport-McMoRan
Copper & Gold, Inc., Cl. B                    1,000        7/24/06        45.00         169,495         25,000
Gold Fields Ltd., Sponsored ADR                 300        7/24/06        20.00          38,099          6,000
Hecla Mining Co.                              1,000        7/24/06         5.00          40,524         15,000
Hecla Mining Co.                                500        9/18/06         5.00          26,399         20,000
Meridian Gold, Inc.                             500        7/24/06        25.00          26,999             --
Newmont Mining Corp.
(Holding Co.)                                 1,000        7/24/06        50.00         191,994         50,000
Silver Standard Resources, Inc.               1,000        7/24/06        17.50          97,543         10,000
Silver Wheaton Corp.                          2,000        7/24/06         7.50         105,497         20,000
Stillwater Mining Co.                           500        7/24/06        12.50          29,499         25,000
Titanium Metals Corp.                           500        7/24/06        30.00          78,498         40,000
                                                                                     -------------------------
                                                                                     $1,105,787       $348,500
                                                                                     =========================

4. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

5. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                       SHARES          GROSS           GROSS            SHARES
                                JUNE 30, 2005      ADDITIONS      REDUCTIONS     JUNE 30, 2006
----------------------------------------------------------------------------------------------
Metallica Resources, Inc.                  --      1,559,600              --         1,559,600

                                                                       VALUE          DIVIDEND
                                                                  SEE NOTE 1            INCOME
----------------------------------------------------------------------------------------------
Metallica Resources, Inc.                                         $4,764,164               $--

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                        VALUE        PERCENT
--------------------------------------------------------------------------------
Canada                                              $492,462,962           58.7%
Australia                                             95,746,264           11.4
United States                                         89,314,435           10.7
South Africa                                          59,739,808            7.1
United Kingdom                                        34,480,054            4.1
Jersey, Channel Islands                               26,477,000            3.2
Hong Kong                                             18,778,394            2.2
Bermuda                                               12,155,177            1.5
Brazil                                                 9,135,200            1.1
China                                                    321,904            0.0
                                                    ----------------------------
Total                                               $838,611,198          100.0%
                                                    ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     22 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2006
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $682,701,966)                                               $833,847,034
Affiliated companies (cost $4,864,937)                                                      4,764,164
                                                                                         -------------
                                                                                          838,611,198
------------------------------------------------------------------------------------------------------
Cash                                                                                          821,572
------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $4,134,243)                                                  4,108,839
------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                           3,620
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                          6,383,631
Interest and dividends                                                                        315,893
Investments sold                                                                               35,248
Other                                                                                          16,525
                                                                                         -------------
Total assets                                                                              850,296,526

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $1,665,389)--
see accompanying statement of investments                                                     481,000
------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                             329
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                       4,112,503
Shares of beneficial interest redeemed                                                      1,155,333
Distribution and service plan fees                                                            501,664
Transfer and shareholder servicing agent fees                                                 136,855
Shareholder communications                                                                     70,499
Trustees' compensation                                                                         55,344
Foreign capital gains tax                                                                      49,693
Other                                                                                          54,389
                                                                                         -------------
Total liabilities                                                                           6,617,609

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $843,678,917
                                                                                         =============

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $568,360,675
------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                              (991,370)
------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions            124,112,578
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                         152,197,034
                                                                                         -------------
NET ASSETS                                                                               $843,678,917
                                                                                         =============


                  23 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$582,745,267 and 19,989,546 shares of beneficial interest outstanding)                 $29.15
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                               $30.93
---------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $104,542,753
and 3,715,781 shares of beneficial interest outstanding)                               $28.13
---------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $138,278,832
and 4,920,512 shares of beneficial interest outstanding)                               $28.10
---------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $18,112,065
and 631,597 shares of beneficial interest outstanding)                                 $28.68

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  24 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2006
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $267,930)                    $  4,467,504
-----------------------------------------------------------------------------------------
Interest                                                                         811,162
-----------------------------------------------------------------------------------------
Other income                                                                       8,988
                                                                            -------------
Total investment income                                                        5,287,654

-----------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------
Management fees                                                                4,107,795
-----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                          932,727
Class B                                                                          807,854
Class C                                                                          919,561
Class N                                                                           54,272
-----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                          684,170
Class B                                                                          182,127
Class C                                                                          143,822
Class N                                                                           20,601
-----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                           88,507
Class B                                                                           23,318
Class C                                                                           21,125
Class N                                                                            1,817
-----------------------------------------------------------------------------------------
Custodian fees and expenses                                                       59,435
-----------------------------------------------------------------------------------------
Trustees' compensation                                                            32,019
-----------------------------------------------------------------------------------------
Other                                                                             75,649
                                                                            -------------
Total expenses                                                                 8,154,799
Less reduction to custodian expenses                                             (21,511)
                                                                            -------------
Net expenses                                                                   8,133,288

-----------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                           (2,845,634)

-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-----------------------------------------------------------------------------------------
Net realized gain on:
Investments (including premiums on options exercised)
(net of foreign capital gains tax of $49,693)                                148,680,588
Closing and expiration of option contracts written                               927,688
Foreign currency transactions                                                  4,073,866
                                                                            -------------
Net realized gain                                                            153,682,142
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                  104,168,111
Translation of assets and liabilities denominated in foreign currencies        4,063,689
Option contracts                                                               1,298,235
                                                                            -------------
Net change in unrealized appreciation                                        109,530,035

-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $260,366,543
                                                                            =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  25 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                                        2006             2005
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment loss                                                $ (2,845,634)    $ (1,524,637)
-------------------------------------------------------------------------------------------------
Net realized gain                                                   153,682,142       33,268,605
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                               109,530,035       18,921,231
                                                                   ------------------------------
Net increase in net assets resulting from operations                260,366,543       50,665,199

-------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                      --       (5,466,709)
Class B                                                                      --         (900,312)
Class C                                                                      --         (919,502)
Class N                                                                      --          (88,623)
-------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                             (17,051,795)     (12,254,008)
Class B                                                              (3,790,726)      (3,131,452)
Class C                                                              (4,190,420)      (2,879,452)
Class N                                                                (454,501)        (226,219)

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                             191,185,409        9,783,920
Class B                                                               9,050,590         (624,379)
Class C                                                              43,980,898        5,940,517
Class N                                                               8,166,569        1,728,860

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total increase                                                      487,262,567       41,627,840
-------------------------------------------------------------------------------------------------
Beginning of period                                                 356,416,350      314,788,510
                                                                   ------------------------------
End of period (including accumulated net investment loss of
$991,370 and $435,509, respectively)                               $843,678,917     $356,416,350
                                                                   ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  26 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED JUNE 30,                       2006           2005             2004             2003           2002
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  18.27       $  16.89         $  13.79         $  13.37       $   9.91
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         (.06) 1        (.03) 1          (.07) 1           .07            .19
Net realized and unrealized gain                    12.12           2.79             4.37 1            .50           3.74
                                                 -----------------------------------------------------------------------------
Total from investment operations                    12.06           2.76             4.30              .57           3.93
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   --           (.43)            (.75)            (.15)          (.47)
Distributions from net realized gain                (1.18)          (.95)            (.45)              --             --
                                                 -----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (1.18)         (1.38)           (1.20)            (.15)          (.47)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  29.15       $  18.27         $  16.89         $  13.79       $  13.37
                                                 =============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  68.01%         16.49%           29.93%            4.35% 3       41.56%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $582,745       $232,702         $206,696         $131,183       $117,794
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $390,347       $232,401         $195,859         $128,266       $ 76,482
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                        (0.26)%        (0.18)%          (0.40)%           0.46%          0.34%
Total expenses                                       1.18% 5        1.26% 5,6        1.27% 5,6        1.40% 5        1.45% 5,6
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               152%            81%             108%             134%            60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 4.28%.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  27 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B    YEAR ENDED JUNE 30,                       2006          2005             2004             2003           2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  17.80      $  16.48         $  13.50         $  13.10       $   9.73
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         (.25) 1       (.17) 1          (.21) 1          (.01)           .16
Net realized and unrealized gain                    11.76          2.71             4.28 1            .47           3.62
                                                 ----------------------------------------------------------------------------
Total from investment operations                    11.51          2.54             4.07              .46           3.78
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   --          (.27)            (.64)            (.06)          (.41)
Distributions from net realized gain                (1.18)         (.95)            (.45)              --             --
                                                 ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (1.18)        (1.22)           (1.09)            (.06)          (.41)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  28.13      $  17.80         $  16.48         $  13.50       $  13.10
                                                 ============================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  66.67%        15.56%           28.91%            3.57% 3       40.46%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $104,543      $ 60,391         $ 56,502         $ 41,426       $ 36,585
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 81,043      $ 60,427         $ 57,639         $ 38,243       $ 23,133
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                 (1.06)%       (0.96)%          (1.19)%          (0.34)%        (0.51)%
Total expenses                                       2.00%         2.04%            2.06%            2.18%          2.22%
Expenses after payments and waivers
and reduction to custodian expenses                  1.99%         2.04% 5,6        2.06% 5,6        2.18% 5        2.22% 5,6
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               152%           81%             108%             134%            60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 3.50%.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  28 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

CLASS C    YEAR ENDED JUNE 30,                            2006          2005           2004             2003           2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  17.77      $  16.47       $  13.51         $  13.11       $   9.74
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              (.24) 1       (.16) 1        (.20) 1           .09            .15
Net realized and unrealized gain                         11.75          2.71           4.27 1            .38           3.63
                                                      --------------------------------------------------------------------------
Total from investment operations                         11.51          2.55           4.07              .47           3.78
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        --          (.30)          (.66)            (.07)          (.41)
Distributions from net realized gain                     (1.18)         (.95)          (.45)              --             --
                                                      --------------------------------------------------------------------------
Total dividends and/or distributions to shareholders     (1.18)        (1.25)         (1.11)            (.07)          (.41)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $  28.10      $  17.77       $  16.47         $  13.51       $  13.11
                                                      ==========================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       66.79%        15.64%         28.90%            3.63% 3       40.46%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $138,279      $ 57,431       $ 47,810         $ 25,899       $ 17,526
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 92,491      $ 55,077       $ 44,168         $ 21,672       $ 11,090
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                      (1.00)%       (0.91)%        (1.11)%          (0.26)%        (0.38)%
Total expenses                                            1.92%         1.99%          1.99%            2.13%          2.22%
Expenses after payments and waivers
and reduction to custodian expenses                       1.91%         1.99% 5        1.99% 5,6        2.13% 5        2.22% 5,6
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    152%           81%           108%             134%            60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 3.56%.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  29 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N    YEAR ENDED JUNE 30,                            2006          2005          2004          2003           2002
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 18.03       $ 16.69       $ 13.68       $ 13.31        $  9.89
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              (.13) 1       (.09) 1       (.13) 1        .01            .47
Net realized and unrealized gain                         11.96          2.75          4.33 1         .53           3.40
                                                       -----------------------------------------------------------------
Total from investment operations                         11.83          2.66          4.20           .54           3.87
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        --          (.37)         (.74)         (.17)          (.45)
Distributions from net realized gain                     (1.18)         (.95)         (.45)           --             --
                                                       -----------------------------------------------------------------
Total dividends and/or distributions to shareholders     (1.18)        (1.32)        (1.19)         (.17)          (.45)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $ 28.68       $ 18.03       $ 16.69       $ 13.68        $ 13.31
                                                       =================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       67.62%        16.11%        29.40%         4.17% 3       40.97%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $18,112       $ 5,893       $ 3,781       $ 1,419        $   130
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $10,956       $ 4,816       $ 2,857       $   775        $    34
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                             (0.53)%       (0.51)%       (0.71)%        0.13%          1.87%
Total expenses                                            1.44%         1.57%         1.62%         1.80%          1.69%
Expenses after payments and waivers
and reduction to custodian expenses                       1.44%         1.57%         1.62%         1.69%          1.69%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    152%           81%          108%          134%            60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 4.10%.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  30 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Gold & Special Minerals Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted


                  31 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                  32 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED              ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                     LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN     CARRYFORWARD 1,2,3,4         TAX PURPOSES
    ----------------------------------------------------------------------------
    $81,732,662        $46,763,374                 $791,094         $147,665,339

1. The Fund had $231,879 of post-October foreign currency losses which were deferred.

2. The Fund had $559,215 of straddle losses which were deferred.

3. During the fiscal year ended June 30, 2006, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended June 30, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for June 30, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                    REDUCTION TO                    REDUCTION TO
                                     ACCUMULATED                 ACCUMULATED NET
    INCREASE TO                   NET INVESTMENT                   REALIZED GAIN
    PAID-IN CAPITAL                         LOSS                ON INVESTMENTS 5
    ----------------------------------------------------------------------------
    $21,463,581                       $2,289,773                     $23,753,354

5. $21,463,581, including $12,345,683 of long-term capital gain, was distributed in connection with Fund share redemptions.


                  33 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended June 30, 2006 and June 30, 2005 was as follows:

                                                YEAR ENDED       YEAR ENDED
                                             JUNE 30, 2006    JUNE 30, 2005
      ---------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                          $ 7,558,731      $24,979,591
      Long-term capital gain                    17,928,711          886,686
                                               ----------------------------
      Total                                    $25,487,442      $25,866,277
                                               ============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities             $692,095,307
      Federal tax cost of other investments         1,468,938
                                                 -------------
      Total federal tax cost                     $693,564,245
                                                 =============
      Gross unrealized appreciation              $177,440,570
      Gross unrealized depreciation               (29,775,231)
                                                 -------------
      Net unrealized appreciation                $147,665,339
                                                 =============

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended June 30, 2006, the Fund's projected benefit obligations were increased by $20,198 and payments of $2,438 were made to retired trustees, resulting in an accumulated liability of $40,980 as of June 30, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net


                  34 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                  35 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                   YEAR ENDED JUNE 30, 2006             YEAR ENDED JUNE 30, 2005
                                   SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Sold                           13,414,677     $ 351,057,670          5,261,288     $  96,630,330
Dividends and/or
distributions reinvested          618,117        13,734,551            803,611        14,424,824
Redeemed                       (6,782,414)     (173,606,812) 1      (5,562,151)     (101,271,234) 2
                               --------------------------------------------------------------------
Net increase                    7,250,380     $ 191,185,409            502,748     $   9,783,920
                               ====================================================================

---------------------------------------------------------------------------------------------------
CLASS B
Sold                            1,729,947     $  43,725,086            983,623     $  17,391,372
Dividends and/or
distributions reinvested          150,696         3,245,985            197,750         3,474,438
Redeemed                       (1,557,861)      (37,920,481) 1      (1,216,673)      (21,490,189) 2
                               --------------------------------------------------------------------
Net increase (decrease)           322,782     $   9,050,590            (35,300)    $    (624,379)
                               ====================================================================

---------------------------------------------------------------------------------------------------
CLASS C
Sold                            3,076,126     $  78,603,831          1,086,012     $  19,368,257
Dividends and/or
distributions reinvested          154,738         3,328,406            172,551         3,024,864
Redeemed                       (1,542,771)      (37,951,339) 1        (928,550)      (16,452,604) 2
                               --------------------------------------------------------------------
Net increase                    1,688,093     $  43,980,898            330,013     $   5,940,517
                               ====================================================================

---------------------------------------------------------------------------------------------------
CLASS N
Sold                              543,490     $  14,112,324            296,105     $   5,351,698
Dividends and/or
distributions reinvested           17,896           391,736             14,862           263,812
Redeemed                         (256,590)       (6,337,491) 1        (210,635)       (3,886,650) 2
                               --------------------------------------------------------------------
Net increase                      304,796     $   8,166,569            100,332     $   1,728,860
                               ====================================================================

1. Net of redemption fees of $62,895, $13,058, $14,903 and $1,765 for Class A, Class B, Class C and Class N, respectively.

2. Net of redemption fees of $7,766, $2,019, $1,840 and $161 for Class A, Class B, Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended June 30, 2006, were as follows:

                                           PURCHASES            SALES
         ------------------------------------------------------------
         Investment securities        $1,069,259,937     $858,064,452


                  36 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

             FEE SCHEDULE
             -----------------------------------------------
             Up to $200 million of net assets          0.75%
             Next $200 million of net assets           0.72
             Next $200 million of net assets           0.69
             Next $200 million of net assets           0.66
             Over $800 million of net assets           0.60

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended June 30, 2006, the Fund paid $962,532 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2006 for Class B, Class C and Class N shares were $1,831,110, $1,590,712 and $128,221, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


                  37 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                            CLASS A          CLASS B          CLASS C          CLASS N
                           CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                         FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                     SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                       RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED             DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
------------------------------------------------------------------------------------------------------
June 30, 2006             $597,290          $29,768         $219,912          $55,009          $17,303
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


                  38 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

As of June 30, 2006, the Fund had outstanding foreign currency contracts as follows:

                                                    CONTRACT        VALUATION
                                     EXPIRATION       AMOUNT            AS OF      UNREALIZED       UNREALIZED
CONTRACT DESCRIPTION                      DATES       (000S)    JUNE 30, 2006    APPRECIATION     DEPRECIATION
--------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
South African Rand (ZAR)          7/3/06-7/6/06     1,856ZAR        $258,778           $3,620             $ 35

CONTRACTS TO SELL
Canadian Dollar (CAD)                    7/5/06       102CAD          91,304                --             294
                                                                                       -----------------------
Total unrealized appreciation and depreciation                                         $3,620             $329
                                                                                       =======================

--------------------------------------------------------------------------------
6. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call and put options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                  39 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. OPTION ACTIVITY Continued

Written option activity for the year ended June 30, 2006 was as follows:

                                                  CALL OPTIONS                        PUT OPTIONS
                                   ---------------------------        ---------------------------
                                   NUMBER OF         AMOUNT OF        NUMBER OF        AMOUNT OF
                                   CONTRACTS          PREMIUMS        CONTRACTS         PREMIUMS
-------------------------------------------------------------------------------------------------
Options outstanding as of
June 30, 2005                         21,452       $ 2,398,632           12,347      $ 1,204,152
Options written                        6,935           668,412           20,500        2,347,955
Options closed or expired             (8,507)         (814,804)         (19,071)      (2,126,111)
Options exercised                    (13,880)       (1,692,638)          (2,476)        (320,209)
                                     ------------------------------------------------------------
Options outstanding as of
June 30, 2006                          6,000       $   559,602           11,300      $ 1,105,787
                                     ============================================================


--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  40 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER GOLD & SPECIAL MINERALS FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Gold & Special Minerals Fund, including the statement of investments, as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Gold & Special Minerals Fund as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
August 8, 2006


                  41 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $0.8280 per share were paid to Class A, Class B, Class C and Class N shareholders, respectively, on December 9, 2005. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended June 30, 2006 which are not designated as capital gain distributions should be multiplied by 0.77% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended June 30, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $4,018,122 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $232,813 of foreign income taxes paid by the Fund during the fiscal year ended June 30, 2006. A separate notice will be mailed to each shareholder, which will reflect the proportionate share of such foreign taxes which must be treated by shareholders as gross income for federal income tax purposes.

      Gross income of $1,376,965 was derived from sources within foreign countries or possessions of the United States.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended June 30, 2006, $87,776,782 or 100% of the short-term capital gain distribution paid by the Fund qualifies as a short-term capital gain dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                  42 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  43 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE      PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE         HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                          THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                             COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                     RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,                  Director of American Commercial Lines (barge company) (since January 2005);
Chairman of the Board                Attorney at Hogan & Hartson (law firm) (since June 1993); Director of Covanta
of Trustees (since 2003),            Holding Corp. (waste-to-energy company) (since 2002); Director of
Trustee (since 1993)                 Weyerhaeuser Corp. (1999-April 2004); Director of Caterpillar, Inc. (1993-
Age: 75                              December 2002); Director of ConAgra Foods (1993-2001); Director of Texas
                                     Instruments (1993-2001); Director of FMC Corporation (1993-2001). Oversees 43
                                     portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                     Trustee of the Committee for Economic Development (policy research founda-
Trustee (since 2005)                 tion) (since 2005); Director of ICI Education Foundation (education foundation)
Age: 65                              (since October 1991); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance
                                     Company (insurance company) (October 1991-June 2004). Oversees 43 portfo-
                                     lios in the OppenheimerFunds complex.

ROBERT G. GALLI,                     A director or trustee of other Oppenheimer funds. Oversees 53 portfolios in the
Trustee (since 1993)                 OppenheimerFunds complex.
Age: 73

PHILLIP A. GRIFFITHS,                Distinguished Presidential Fellow for International Affairs (since 2002) and
Trustee (since 1999)                 Member (since 1979) of the National Academy of Sciences; Council on Foreign
Age: 67                              Relations (since 2002); Director of GSI Lumonics Inc. (precision medical equip-
                                     ment supplier) (since 2001); Senior Advisor of The Andrew W. Mellon
                                     Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward
                                     Academy (since 1983); Foreign Associate of Third World Academy of Sciences;
                                     Director of the Institute for Advanced Study (1991-2004); Director of Bankers
                                     Trust New York Corporation (1994-1999); Provost at Duke University (1983-
                                     1991). Oversees 43 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                      Trustee of the American Symphony Orchestra (not-for-profit) (since October
Trustee (since 2004)                 1998); and Senior Vice President and General Auditor of American Express
Age: 63                              Company (financial services company) (July 1998-February 2003). Oversees 43 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                      Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Trustee (since 2002)                 (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial
Age: 54                              adviser) (since January 2002); Managing Director of Carmona Motley Hoffman
                                     Inc. (privately-held financial adviser) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, the
                                     Investment Committee of the Episcopal Church of America, the Investment
                                     Committee and Board of Human Rights Watch and the Investment Committee
                                     of Historic Hudson Valley. Oversees 43 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,                  Director of Dominion Resources, Inc. (electric utility holding company)
Trustee (since 1985)                 (February 1972-October 2005); Former Director of Prime Retail, Inc. (real estate
Age: 79                              investment trust), Dominion Energy Inc. (electric power and oil & gas producer),
                                     Lumberman's Mutual Casualty Company, American Motorists Insurance


                  44 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

KENNETH A. RANDALL,                  Company and American Manufacturers Mutual Insurance Company; Former
Continued                            President and Chief Executive Officer of The Conference Board, Inc. (interna-
                                     tional economic and business research). Oversees 43 portfolios in the
                                     OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,            Chairman of The Directorship Search Group, Inc. (corporate governance consult-
Trustee (since 1989)                 ing and executive recruiting) (since 1993); Life Trustee of International House
Age: 74                              (non-profit educational organization); Founder, Chairman and Chief Executive
                                     Officer of Russell Reynolds Associates, Inc. (1969-1993); Banker at J.P. Morgan &
                                     Co. (1958-1966); 1st Lt. Strategic Air Command, U.S. Air Force (1954-1958).
                                     Oversees 43 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                    Director of the following medical device companies: Medintec (since 1992) and
Trustee (since 2005)                 Cathco (since 1996); Director of Lakes Environmental Association (since 1996);
Age: 65                              Member of the Investment Committee of the Associated Jewish Charities of
                                     Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-
                                     December 2001). Oversees 43 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                       President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)                 company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 58                              Company, Inc. (soda ash processing and production) (since 1996); Vice President of Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                                     Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and
                                     Director of PacifiCorp. (electric utility) (1995-1999). Oversees 43 portfolios in the
                                     OppenheimerFunds complex.

BRIAN F. WRUBLE,                     General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Trustee (since 2005)                 Director of Special Value Opportunities Fund, LLC (registered investment com-
Age: 63                              pany) (since September 2004); Member of Zurich Financial Investment Advisory
                                     Board (insurance) (since October 2004); Board of Governing Trustees of The
                                     Jackson Laboratory (non-profit) (since August 1990); Trustee of the Institute for
                                     Advanced Study (non-profit educational institute) (since May 1992); Special
                                     Limited Partner of Odyssey Investment Partners, LLC (private equity investment)
                                     (January 1999-September 2004); Trustee of Research Foundation of AIMR (2000-
                                     2002) (investment research, non-profit); Governor, Jerome Levy Economics
                                     Institute of Bard College (August 1990-September 2001) (economics research);
                                     Director of Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm). Oversees 53 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                   THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                          FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEF-
                                     INITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR
                                     AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR.
                                     MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC.
                                     AND ITS AFFILIATES.

JOHN V. MURPHY,                      Chairman, Chief Executive Officer and Director (since June 2001) and President
Trustee, President and               (since September 2000) of the Manager; President and a director or trustee of
Principal Executive Officer          other Oppenheimer funds; President and Director of Oppenheimer Acquisition
(since 2001)                         Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer
Age: 57                              Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since
                                     July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                     Manager) (since November 2001); Chairman and Director of Shareholder Services,
                                     Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the


                  45 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                      Manager) (since July 2001); President and Director of OppenheimerFunds Legacy
Continued                            Program (charitable trust program established by the Manager) (since July 2001);
                                     Director of the following investment advisory subsidiaries of the Manager: OFI
                                     Institutional Asset Management, Inc., Centennial Asset Management Corporation,
                                     Trinity Investment Management Corporation and Tremont Capital Management,
                                     Inc. (since November 2001), HarbourView Asset Management Corporation and
                                     OFI Private Investments, Inc. (since July 2001); President (since November 1, 2001)
                                     and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.;
                                     Executive Vice President of Massachusetts Mutual Life Insurance Company
                                     (OAC's parent company) (since February 1997); Director of DLB Acquisition
                                     Corporation (holding company parent of Babson Capital Management LLC)
                                     (since June 1995); Member of the Investment Company Institute's Board of
                                     Governors (since October 3, 2003); Chief Operating Officer of the Manager
                                     (September 2000-June 2001); President and Trustee of MML Series Investment
                                     Fund and MassMutual Select Funds (open-end investment companies)
                                     (November 1999-November 2001); Director of C.M. Life Insurance Company
                                     (September 1999-August 2000); President, Chief Executive Officer and Director of
                                     MML Bay State Life Insurance Company (September 1999-August 2000); Director
                                     of Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of
                                     Emerald Isle Bancorp) (June 1989-June 1998). Oversees 91 portfolios in the
                                     OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS OF                    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS LI AND
THE FUND                             ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-
                                     1008, FOR MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                     80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION,
                                     RETIREMENT DEATH OR REMOVAL.

SHANQUAN LI,                         Vice President of the Manager since November 1998; an officer of 1 portfolio in
Vice President and Portfolio         the OppenheimerFunds complex. Formerly Assistant Vice President of the
Manager (since 1997)                 Manager (January 1997 - November 1998).
Age: 50

MARK S. VANDEHEY,                    Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and Chief             March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
Compliance Officer                   Asset Management Corporation and Shareholder Services, Inc. (since June 1983).
(since 2004)                         Former Vice President and Director of Internal Audit of the Manager (1997-
Age: 55                              February 2004). An officer of 91 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                     Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and Principal              Treasurer of the following: HarbourView Asset Management Corporation,
Financial and Accounting             Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real
Officer (since 1999)                 Asset Management Corporation, and Oppenheimer Partnership Holdings, Inc.
Age: 46                              (since March 1999), OFI Private Investments, Inc. (since March 2000),
                                     OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since
                                     November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief
                                     Financial Officer of OFI Trust Company (trust company subsidiary of the
                                     Manager) (since May 2000); Assistant Treasurer of the following: OAC (since
                                     March 1999),Centennial Asset Management Corporation (March 1999-October
                                     2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                     Principal and Chief Operating Officer of Bankers Trust Company-Mutual Fund
                                     Services Division (March 1995-March 1999). An officer of 91 portfolios in the
                                     OppenheimerFunds complex.


                  46 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

ROBERT G. ZACK,                      Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)               March 2002) of the Manager; General Counsel and Director of the Distributor
Age: 58                              (since December 2001); General Counsel of Centennial Asset Management
                                     Corporation (since December 2001); Senior Vice President and General Counsel
                                     of HarbourView Asset Management Corporation (since December 2001);
                                     Secretary and General Counsel of OAC (since November 2001); Assistant
                                     Secretary (since September 1997) and Director (since November 2001) of
                                     OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                     President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                     December 2002); Director of Oppenheimer Real Asset Management, Inc.
                                     (since November 2001); Senior Vice President, General Counsel and Director
                                     of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                     December 2001); Senior Vice President, General Counsel and Director of OFI
                                     Private Investments, Inc. and OFI Trust Company (since November 2001); Vice
                                     President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                     President and General Counsel of OFI Institutional Asset Management, Inc.
                                     (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                     December 2003); Senior Vice President (May 1985-December 2003), Acting
                                     General Counsel (November 2001-February 2002) and Associate General
                                     Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of
                                     the following: Shareholder Services, Inc. (May 1985-November 2001),
                                     Shareholder Financial Services, Inc. (November 1989-November 2001), and
                                     OppenheimerFunds International Ltd. (September 1997-November 2001).
                                     An officer of 91 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                  47 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $22,000 in fiscal 2006 and $22,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2006 and $0 in fiscal 2005.

The principal accountant for the audit of the registrant's annual financial statements billed $115,420 for 2006 and $50,000 for 2005 during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2006 and $5,000 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2006 and $0 in fiscal 2005.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include the cost to the principal accountant of attending audit committee meetings and consultations regarding the registrant's retirement plan with respect to its trustees.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $115,420 in fiscal 2006 and $50,000 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

                                       or

      No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Gold & Special Minerals Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
       John V. Murphy
       Principal Executive Officer
Date:  08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
       Brian W. Wixted
       Principal Financial Officer
Date:  08/08/2006